INCOME TAXES - Preferential tax rates (Details) - 12 months ended Dec. 31, 2018 ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) $ / shares	CNY (¥) ¥ / shares
INCOME TAXES
Tax saving amount due to preferential tax rates	$ 12,235	¥ 84,120
Income (loss) per share effect-basic and diluted | (per share)	$ 0.06	¥ 0.41